Property, Plant and Equipment - Disclosure of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 38,788	$ 45,895
Additions	477	653
Disposal	(142)	(1)
Reclassification	1,477	619
Depreciation expense	(5,557)	(5,567)
Translation adjustments	(246)	1,191
Ending balance	34,797	42,790
Gross Value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	104,569	104,219
Accumulated Depreciation and Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated depreciation and impairment at end of period	(69,772)	(61,429)
Land and Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,510	6,312
Additions	0	0
Disposal	0	0
Reclassification	196	187
Depreciation expense	(1,020)	(953)
Translation adjustments	(147)	753
Ending balance	4,539	6,300
Land and Buildings [Member] | Gross Value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	20,478	20,664
Land and Buildings [Member] | Accumulated Depreciation and Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated depreciation and impairment at end of period	(15,939)	(14,365)
Technical Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	30,938	38,123
Additions	112	224
Disposal	(140)	(1)
Reclassification	1,597	452
Depreciation expense	(4,353)	(4,433)
Translation adjustments	(69)	352
Ending balance	28,084	34,717
Technical Equipment [Member] | Gross Value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	77,602	77,468
Technical Equipment [Member] | Accumulated Depreciation and Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated depreciation and impairment at end of period	(49,517)	(42,751)
Fixtures, Fittings and Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	977	1,177
Additions	30	10
Disposal	0	0
Reclassification	91	50
Depreciation expense	(184)	(181)
Translation adjustments	(10)	51
Ending balance	904	1,106
Fixtures, Fittings and Other Equipment [Member] | Gross Value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	5,219	5,419
Fixtures, Fittings and Other Equipment [Member] | Accumulated Depreciation and Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated depreciation and impairment at end of period	(4,316)	(4,313)
Assets Under Construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,363	282
Additions	335	420
Disposal	(2)	0
Reclassification	(407)	(70)
Depreciation expense	0	0
Translation adjustments	(19)	35
Ending balance	1,270	667
Assets Under Construction [Member] | Gross Value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	1,270	667
Assets Under Construction [Member] | Accumulated Depreciation and Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated depreciation and impairment at end of period	$ 0	$ 0